Significant Accounting Policies - Convenience Translation, Cash & cash equivalents, restricted cash and time deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Cash and cash equivalents and time deposits
Convenience translation rate (USD to RMB)	6.9931		6.9931
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 12,183,538	¥ 10,249,382	$ 1,742,223		¥ 7,191,821
Time deposits	5,522,327	3,588,475	789,682
Restricted cash	50,800	50,000
PRC Subsidiaries and Variable Interest Entities
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 8,763,700	¥ 8,165,700
Cash and cash equivalents held by PRC subsidiaries and VIEs (as a percent)	72.00%	80.00%
Cash held in accounts managed by online payment platforms
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 86,800	¥ 65,900
Denominated in US dollars
Cash and cash equivalents and time deposits
Cash and cash equivalents	5,032,600	2,840,700	716,000	$ 395,200
Time deposits	¥ 5,222,400	¥ 3,588,500	$ 743,000	$ 499,200